Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Nov. 28, 2015
Assets Purchased
Current assets		$ 48
Property, plant and equipment		12
Acquired technology		233
Customer relationships		132
Brand		34
Other		9
Goodwill		540
Non-cash assets acquired		1,008
Liabilities Assumed
Current liabilities		64
Debt		88
Deferred revenue		178
Deferred income tax liability		49
Liabilities assumed		379
Net non-cash assets acquired		629
Cash acquired		27
Restricted cash acquired		10
Net assets acquired		666
Settlement of acquiree debt		88
Elimination of bridge loan		(30)
Total consideration		724
Consideration
Cash consideration		636
Settlement of acquiree debt		88
Total consideration		724
Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)		2
Future post-combination employment expense		16
Total purchase price		$ 742
Weighted average useful life acquired technology		6 years
Weighted average useful life, customer relationship		7 years
Good Technology Corporation
Assets Purchased
Current assets		$ 33
Property, plant and equipment		9
Acquired technology		148
Customer relationships		88
Brand		31
Other		9
Goodwill		313
Non-cash assets acquired		631
Liabilities Assumed
Current liabilities		54
Debt		88
Deferred revenue		156
Deferred income tax liability		7
Liabilities assumed		305
Net non-cash assets acquired		326
Cash acquired		23
Restricted cash acquired		10
Net assets acquired		359
Settlement of acquiree debt		88
Elimination of bridge loan		(30)	$ (30)
Total consideration	$ 417	417
Consideration
Cash consideration		329
Settlement of acquiree debt		88
Total consideration	417	417
Acquisition-related costs (included in selling, general and administration expenses for the fiscal year ended February 29, 2016)		2
Future post-combination employment expense		6
Total purchase price	425	425
AtHoc, Inc.
Assets Purchased
Current assets		11
Property, plant and equipment		3
Acquired technology		55
Customer relationships		40
Brand		3
Other		0
Goodwill		191
Non-cash assets acquired		303
Liabilities Assumed
Current liabilities		6
Debt		0
Deferred revenue		15
Deferred income tax liability		42
Liabilities assumed		63
Net non-cash assets acquired		240
Cash acquired		0
Restricted cash acquired		0
Net assets acquired		240
Settlement of acquiree debt		0
Total consideration		240
Consideration
Cash consideration		240
Settlement of acquiree debt		0
Total consideration		240
Future post-combination employment expense		10
Total purchase price		250
WatchDox Ltd.
Assets Purchased
Current assets		3
Property, plant and equipment		0
Acquired technology		30
Customer relationships		4
Brand		0
Other		0
Goodwill		28
Non-cash assets acquired		65
Liabilities Assumed
Current liabilities		3
Debt		0
Deferred revenue		7
Deferred income tax liability		0
Liabilities assumed		10
Net non-cash assets acquired		55
Cash acquired		4
Restricted cash acquired		0
Net assets acquired		59
Settlement of acquiree debt		0
Total consideration		59
Consideration
Cash consideration		59
Settlement of acquiree debt		0
Total consideration		59
Total purchase price		59
Encription
Assets Purchased
Current assets		1
Goodwill		8
Non-cash assets acquired		9
Liabilities Assumed
Current liabilities		1
Liabilities assumed		1
Net non-cash assets acquired		8
Net assets acquired		8
Total consideration		8
Consideration
Cash consideration		8
Total consideration		8
Total purchase price		$ 8
Other acquisitions
Assets Purchased
Acquired technology	5
Goodwill	1
Consideration
Future post-combination employment expense	$ 5